Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to ordinary shareholders	$ (139,074,895)	$ (50,384,176)	$ (37,512,212)
Denominator:
Weighted average number of ordinary shares-basic and diluted	52,609,810	21,752,757	9,439,028
Net loss per share-basic and diluted	$ (2.64)	$ (2.32)	$ (3.97)